Voya Solution 2030 Portfolio Expense Example - Voya Solution 2030 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,551
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	972
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,266
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,438